INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2022	2021
Operating loss carry forwards	$21,362	$20,150
Reserves and allowances	4,475	4,206

Net deferred tax assets before valuation allowance	25,837	24,356
Valuation allowance	(25,414)	(23,797)

Net deferred tax assets	423	559

Deferred income taxes consist of the following:
Domestic	20,867	19,521
Valuation allowance	(20,444)	(18,963)
Net deferred tax assets	423	558

Foreign	4,970	4,835
Valuation allowance	(4,970)	(4,835)
	$-	$-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2022	2021
Domestic	$(7,013)	$(10,616)
Foreign	(743)	483
	$(7,756)	$(10,133)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2022	2021
Loss before income tax, as reported in the consolidated statements of operations	$(7,756)	$(10,133)
Statutory tax rate in Israel	23%	23%

Theoretical tax benefit	(1,784)	(2,331)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,264	1,438
Changes in valuation allowance	-	-
Offset of Other non-current assets (accounted for as DTA element)	(79)	(56)
Changes in foreign currency exchange rate and other differences	481	788
Non-deductible expenses and other differences	(181)	166

Actual income tax expense (benefit)	$(299)	$5